UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 8/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report
Franklin Strategic
Series
August 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Templeton SMACS: Series CH
Franklin Templeton SMACS: Series E
Franklin Templeton SMACS: Series H
Franklin Templeton SMACS: Series I

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
Contents
Annual Report
Franklin Templeton SMACS: Series CH 2
Franklin Templeton SMACS: Series E 8
Franklin Templeton SMACS: Series H 14
Franklin Templeton SMACS: Series I 20
Financial Highlights and Schedules of Investments 27
Financial Statements 44
Notes to Financial Statements 48
Report of Independent Registered
Public Accounting Firm 60
Tax Information 61
Board Members and Officers 62
Shareholder Information 67

franklintempleton.com
Annual Report
ANNUAL REPORT
Franklin Templeton SMACS: Series CH
This annual report for Franklin Templeton SMACS: Series
CH (Fund) covers the fiscal year ended August 31, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with a high level of
income exempt from federal and California personal income
taxes, with capital appreciation as a secondary goal.
1
Under
normal market conditions, the Fund invests substantially
all of its net assets in municipal securities whose interest is free from regular federal income taxes and from California
personal income taxes.
1
The Fund may invest in municipal
securities rated in any rating category (or unrated or short-
term rated securities of comparable credit quality), including municipal securities rated A or lower by one or more U.S.
nationally recognized rating services (or unrated or short-
term rated securities of comparable credit quality), below
investment grade securities (or “junk bonds”) and defaulted
securities.
Performance Overview
The Fund’s share price, as measured by net asset value
(NAV), decreased from $10.51 on August 31, 2021, to
$8.85 on August 31, 2022. The Fund paid dividends totaling
35.6843 cents per share for the reporting period.
2
The
Performance Summary beginning on page 4 shows that at
the end of this reporting period the Fund’s distribution rate was 4.06% based on an annualization of August’s 2.9928
cents per share dividend and the NAV of $8.85 on
August 31, 2022. An investor in the 2022 maximum
combined effective federal and California personal income
tax bracket of 53.10% (including 3.80% Medicare tax) would
need to earn a distribution rate of 8.66% from a taxable
investment to match the Fund’s tax-free distribution rate.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares.
Municipal Bond Market Overview
During the 12 months ending August 31, 2022, multi-decade
high inflation continued throughout much of the period as
a strong U.S. job market and ample consumer savings
pushed demand beyond the ability of businesses to increase
supply. In response, the U.S. Federal Reserve (Fed) began
increasing short-term interest rates at a pace not seen
since the 1980s, leading U.S. Treasury (UST) yields to
move much higher over the period. Recessionary concerns
began to emerge as the market debated whether the Fed
could engineer a soft landing that would bring inflation down without causing a severe economic contraction.
Despite strong returns in the second half of 2021, the
municipal bond (muni) market subsequently saw one of
its worst starts to a new year in 2022. High levels of fixed income market volatility and poor performance caused
significant year-to-date outflows from muni retail vehicles, leading market technical conditions to worsen. Higher all-in issuance costs reduced net muni issuance, which has been
limited as of period-end. Fundamentals remained strong,
however, with many issuers reporting surpluses for 2022 as
federal government transfers bolstered revenues.
For the 12-month period, U.S. fixed income sectors saw
mixed performance relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a -11.23% total
return for the period.
3
Investment-grade munis, as measured
by the Bloomberg Municipal Bond Index, posted a -8.63%
total return, and USTs, as measured by the Bloomberg U.S.
Treasury Index, posted a -10.80% total return.
3
In contrast,
investment-grade corporate bonds, as measured by the
Bloomberg U.S. Corporate Bond Index, posted a -14.91%
total return.
3
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
28
.

Franklin Templeton SMACS: Series CH

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Annual Report
State Update
During the 12-month period, California’s large and
diverse economy, with its recent trend of strong revenue
performance and use of surplus funds to build reserves,
has enabled the state to deal with economic and fiscal
challenges due to COVID-19. California’s unemployment
rate began the period at 7.4% and ended at 4.1%, compared
with the 3.7% national rate. State revenue growth has been
strong as tax collections in recent years have exceeded
projections, and budgets for the 2022 and 2023 fiscal
years featured large amounts of one-time spending while
maintaining healthy levels of reserves. California’s net tax-
supported debt was $2,458 per capita and 3.2% of personal
income, compared with the $1,179 and 2.1% national
medians, respectively.
4
Independent credit rating agency
Moody’s Investors Service assigned California’s general
obligations bonds an Aa2 rating with a stable outlook.
5
The
rating reflected Moody’s view of the state’s large and diverse economy, healthy budget reserves and strong liquidity.
Moody’s also noted challenges, including high revenue
volatility given the state’s disproportionate dependence
on income taxes, constrained flexibility to adjust spending
and raise revenue, and above-average debt and fixed cost
burdens.
Investment Strategy
We select securities we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and typically use a buy-and-hold strategy. This
means we generally hold securities in the Fund’s portfolio for income purposes, rather than trading securities for capital
gains, although we may sell a security at any time if we
believe doing so could help the Fund meet its goal. We may
consider existing market conditions, the availability of
lower-rated securities, and whether the difference in yields between higher- and lower-rated securities justifies the
higher risk of lower-rated securities. Thus, there may be
times when the Fund has a majority of its investments in
securities that are considered investment grade.
Manager’s Discussion
Consistent with our high-yield investment strategy, we
sought to invest in bonds that have an average weighted
maturity of 15 to 30 years with good call features. Based on the combination of our value-oriented philosophy of investing primarily for income and a positively sloping municipal yield curve, in which interest rates for longer-term bonds are
higher than those for shorter-term bonds, we favored the use of longer-term bonds. The Fund does not use leverage or
credit derivatives to boost short-term returns. We believe our conservative, buy-and-hold investment strategy can help us
achieve high, current, tax-free income for shareholders.
Thank you for your participation in Franklin Templeton
SMACS: Series CH. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/22
% of Total
Investments*
Special Tax 46.11%
Housing 22.92%
Health Care 13.46%
Industrial Dev. Revenue and Pollution Control 7.74%
Transportation 5.47%
Education 4.30%
*
Does not include cash and cash equivalents.
4. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021, 9/7/22.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of August 31, 2022
Franklin Templeton SMACS: Series CH

franklintempleton.com
Annual Report
The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year -12.61% -12.61%
Since Inception (6/3/19) -0.00% -0.00%
30-Day Standardized Yield
6
Taxable Equivalent
30-Day Standardized Yield
5
Distribution
Rate
4
Taxable Equivalent
Distribution Rate
5
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
4.06% 8.66% 4.81% 0.91% 10.26% 1.94%
See page 6 for Performance Summary footnotes.

Franklin Templeton SMACS: Series CH
Performance Summary

franklintempleton.com
Annual Report
See page 6 for Performance Summary footnotes
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
6/3/19-8/31/22

Franklin Templeton SMACS: Series CH
Performance Summary

franklintempleton.com
Annual Report
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Investments in lower-rated bonds include higher risk of default and loss of principal.
Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and trans-
portation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction (including acquired fund fees and expenses) contractually guaranteed through 12/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the Fund’s August dividend and the NAV per share on 8/31/22.
5. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/22 for the maximum combined effective federal and California state personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: Morningstar. The Bloomberg Municipal Bond California Exempt Index is the California component of the Bloomberg Municipal Bond Index, a market value-weight-
ed index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
8. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/21–8/31/22)
Net Investment
Income
$0.356843
Total Annual Operating Expenses
8
With Fee
Waiver
Without Fee
Waiver
0.00% 3.11%

Your Fund’s Expenses
Franklin Templeton SMACS: Series CH

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $908.30 $0.00 $1,025.21 $0.00 0.00%

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series E
This annual report for Franklin Templeton SMACS: Series E
(Fund) covers the fiscal year ended August 31, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to maximize income, while maintaining
prospects for capital appreciation. Under normal market
conditions, the Fund invests predominantly in equity
securities, which consist primarily of common stocks, and
may invest in securities from any capitalization range,
primarily large cap securities. The Fund may also invest in
securities that are convertible into common stock, and may
invest up to 25% of its assets in foreign securities, either directly or through depositary receipts.
Performance Overview
The Fund posted a +0.38% cumulative total return for the 12
months ended August 31, 2022. In comparison, the Fund’s
benchmark, the MSCI USA High Dividend Yield Index, which
measures performance of U.S. equities (excluding real
estate investment trusts) with higher dividend income and
quality characteristics than average dividend yields that are both sustainable and persistent, posted a -4.30% cumulative
total return for the same period.
1
You can find more of the
Fund’s performance data in the Performance Summary
beginning on page 10 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares.
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500
Index, posted a -11.23% total return for the 12 months
ended August 31, 2022.
1
High inflation, rising interest rates
and geopolitical instability contributed to a sharp decline in equity prices. Although consumer spending continued to
rise, deteriorating financial conditions negatively impacted consumer sentiment, which fell to its lowest recorded level
late in the period.
Elevated inflation was a major concern for both consumers
and investors, as inflation accelerated to the highest rate
since 1981. Continued supply-chain disruptions, strong
consumer demand, and volatile energy prices drove inflation
higher. Russia’s invasion of Ukraine also disrupted financial markets and led to a rise in oil and commodity prices,
although much of that increase abated by period-end. The
U.S. unemployment rate declined from 5.2% in August 2021
to 3.7% in August 2022 as job openings remained elevated,
but a relative lack of available workers fueled wage growth, adding to some investors’ inflation concerns.
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Following a robust expansion in 2021, U.S. gross domestic
product contracted in the first half of 2022, despite continued
job growth. An inventory drawdown, declining residential
and business investment and lower levels of government
spending contributed to the economic slowdown. Rising
interest rates translated to higher borrowing costs for
individuals and businesses, which dampened economic
activity. Mortgage rates reached the highest level since
the financial crisis of 2008, and new home construction fell notably toward period-end.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) began to raise the federal funds target rate in March
2022, the first such increase since 2018. The Fed raised
the federal funds rate again at each of its three subsequent meetings to end the period at a range of 2.25%–2.50%. The
Portfolio Composition
8/31/22
% of Total
Net Assets
Semiconductors & Semiconductor Equipment 15.3%
Banks 14.0%
Metals & Mining 8.5%
Electric Utilities 8.0%
Industrial Conglomerates 6.1%
Communications Equipment 5.5%
Multiline Retail 4.5%
Chemicals 3.5%
Pharmaceuticals 3.4%
Specialty Retail 3.1%
Automobiles 2.6%
Insurance 2.5%
Tobacco 2.5%
Entertainment 1.9%
Other* 15.4%
Short-Term Investments & Other Net Assets 3.2%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
31
.

Franklin Templeton SMACS: Series E

franklintempleton.com
Annual Report
Fed noted in its July 2022 meeting that inflation remained
elevated despite some indicators that spending was
softening, as job growth was robust and the unemployment
rate remained low. Furthermore, the Fed said it would
continue to reduce its bond holdings, and Fed Chair Jerome
Powell indicated that reducing inflation was likely to require a period of below-trend growth.
Investment Strategy
In analyzing securities, we consider a variety of factors,
including: a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage,
asset coverage, and earnings prospects; the experience
and strength of the company’s management; the company’s
changing financial condition and market recognition of the
change; the company’s sensitivity to changes in interest
rates and business conditions; and the company’s debt
maturity schedules and borrowing requirements. When
choosing investments for the Fund, we apply a bottom-up,
value-oriented, long-term approach, focusing on the market
price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash
flow potential. We also consider a company’s price/earnings
ratio, profit margins and liquidation value. We regularly use a variety of equity-related derivatives and complex equity
securities for various purposes including enhancing Fund
returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or
hedging risks relating to changes in certain equity markets.
We seek income by selecting stocks with dividend yields we
believe are attractive. We search for undervalued or out-
of-favor securities we believe offer opportunities for income today and significant growth tomorrow.
Manager’s Discussion
During the six months under review, notable sector
contributors to the Fund’s performance relative to the MSCI
USA High Dividend Yield Index included energy, utilities
and health care, while key sector detractors from relative
performance included materials and information technology.
Top individual contributors to the Fund’s absolute
performance included global chemicals company
Huntsman, oilfield services firm Schlumberger and global
biopharmaceuticals company Bristol-Meyers Squibb. In
contrast, individual detractors included semiconductors
manufacturer Intel and industrial manufacturing company
Siemens.
The Fund used derivatives such as equity call and put
options to sell and reduce positions and/or to initiate and add to positions, which generated gains during the period under
review.
Franklin Templeton SMACS: Series E is not intended to be
owned as a stand-alone investment vehicle but is meant to
be owned as part of the broader Franklin Income separately
managed account product.
Thank you for your participation in Franklin Templeton
SMACS: Series E. We look forward to serving your future
investment needs.
Edward Perks, CFA
Co-Lead Portfolio Manager
Brendan Circle, CFA
Co-Lead Portfolio Manager
Todd Brighton, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top Five Equity Holdings
8/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Rio Tinto plc 4.9%
Metals & Mining , Australia
Cisco Systems, Inc. 4.9%
Communications Equipment , United States
Target Corp. 4.5%
Multiline Retail , United States
Broadcom, Inc. 4.1%
Semiconductors & Semiconductor Equipment ,
United States
American Electric Power Co., Inc. 4.0%
Electric Utilities , United States
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of August 31, 2022
Franklin Templeton SMACS: Series E

franklintempleton.com
Annual Report
The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year +0.38% +0.38%
Since Inception (6/3/19) +43.55% +11.79%
30-Day Standardized Yield
5
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
8.16% 2.98% 1.89%
See page 12 for Performance Summary footnotes.

Franklin Templeton SMACS: Series E
Performance Summary

franklintempleton.com
Annual Report
See page 12 for Performance Summary footnotes .
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
6/3/19-8/31/22

Franklin Templeton SMACS: Series E
Performance Summary

franklintempleton.com
Annual Report
All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund’s distributions to shareholders may decline when prevailing interest rates fall or when dividend income from investments in stocks decline. Foreign investing involves additional risks such as currency and market volatility, as well as political and social instability. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) in an amount that exceeds the Fund’s initial investment. The
Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction (including acquired fund fees and expenses) contractually guaranteed through 12/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the Fund’s August dividend and the NAV per share on 8/31/22.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Source: Morningstar. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large- and mid-capitalization stocks. The index is designed to reflect the performance of equities in the parent index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent.
7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/21–8/31/22)
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
$0.8277 $0.0187 $0.6886 $1.5350
Total Annual Operating Expenses
7
With Fee
Waiver
Without Fee
Waiver
0.00% 2.19%

Your Fund’s Expenses
Franklin Templeton SMACS: Series E

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $948.80 $0.00 $1,025.21 $0.00 0.00%

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series H
This annual report for Franklin Templeton SMACS: Series H
(Fund) covers the fiscal year ended August 31, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with a high level of
income exempt from federal income taxes.
1
Its secondary
goal is capital appreciation to the extent possible and
consistent with the Fund’s principal investment goal. Under
normal market conditions, the Fund invests substantially
all of its net assets in securities whose interest is free from federal income taxes, including the federal alternative
minimum tax.
1
Although the Fund attempts to invest all of
its assets in tax-free securities, it is possible that a portion of the Fund’s net assets may be invested in securities that
pay interest that may be subject to the federal alternative
minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.
1
The Fund may invest in municipal securities rated in any
rating category (or unrated or short-term rated securities of comparable credit quality), including municipal securities
rated A or lower by one or more U.S. nationally recognized
rating services (or unrated or short-term rated securities
of comparable credit quality), below investment grade
securities (or “junk bonds”) and defaulted securities. The
Fund may invest in securities of any maturity or duration.
Performance Overview
The Fund’s share price, as measured by net asset value
(NAV), decreased from $10.57 on August 31, 2021, to
$9.03 on August 31, 2022. The Fund paid dividends totaling
30.8612 cents per share for the reporting period.
2
The
Performance Summary beginning on page 16 shows that
at the end of this reporting period the Fund’s distribution
rate was 3.72% based on an annualization of August’s
2.7959 cents per share dividend and the NAV of $9.03 on
August 31, 2022. An investor in the 2022 maximum federal
income tax bracket of 40.80% (including 3.80% Medicare
tax) would need to earn a distribution rate of 6.28% from a
taxable investment to match the Fund’s tax-free distribution rate.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares.
Municipal Bond Market Overview
During the 12 months ending August 31, 2022, multi-decade
high inflation continued throughout much of the period as
a strong U.S. job market and ample consumer savings
pushed demand beyond the ability of businesses to increase
supply. In response, the U.S. Federal Reserve (Fed) began
increasing short-term interest rates at a pace not seen
since the 1980s, leading U.S. Treasury (UST) yields to
move much higher over the period. Recessionary concerns
began to emerge as the market debated whether the Fed
could engineer a soft landing that would bring inflation down without causing a severe economic contraction.
Despite strong returns in the second half of 2021, the
municipal bond (muni) market subsequently saw one of
its worst starts to a new year in 2022. High levels of fixed income market volatility and poor performance caused
significant year-to-date outflows from muni retail vehicles, leading market technical conditions to worsen. Higher all-in issuance costs reduced net muni issuance, which has been
limited as of period-end. Fundamentals remained strong,
however, with many issuers reporting surpluses for 2022 as
federal government transfers bolstered revenues.
For the 12-month period, U.S. fixed income sectors saw
mixed performance relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a -11.23% total
return for the period.
3
Investment-grade munis, as measured
by the Bloomberg Municipal Bond Index, posted a -8.63%
total return, and USTs, as measured by the Bloomberg U.S.
Treasury Index, posted a -10.80% total return.
3
In contrast,
investment-grade corporate bonds, as measured by the
Bloomberg U.S. Corporate Bond Index, posted a -14.91%
total return.
3
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
36
.

Franklin Templeton SMACS: Series H

franklintempleton.com
Annual Report
Investment Strategy
We select securities we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and typically use a buy-and-hold strategy.
This means we generally hold securities in the Fund’s
portfolio for income purposes, rather than trading securities for capital gains, although we may sell a security at any
time if we believe it could help the Fund meet its goal. We
also consider existing market conditions, the availability of lower-rated securities, and whether the difference in yields between higher- and lower-rated securities justifies the
higher risk of lower-rated securities. Thus, there may be
times when the Fund has a majority of its investments in
securities that are considered investment grade.
Manager’s Discussion
We manage the Fund around our core principles of credit
selection, value identification and risk management,
consistent with the primary goal of providing shareholders
with a high level of tax-exempt income by taking advantage
of credit-driven opportunities in all rating categories. We
rely on a deep and experienced investment team, featuring
a group of 12 research analysts that covers every sector
of the municipal bond market. The breadth and depth of
our research team allow us to evaluate any investment
opportunity. The Fund does not use leverage or credit
derivatives to boost short-term returns, and we are careful
to not overexpose the portfolio to any one credit or sector.
We believe our conservative, buy-and-hold investment
strategy can help us achieve high, current, tax-free income
for shareholders.
Thank you for participation in Franklin Templeton SMACS:
Series H. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/22
% of Total
Investments*
Special Tax 28.42%
Health Care 23.22%
Education 14.42%
Lease 9.23%
Industrial Dev. Revenue and Pollution Control 8.71%
Local 7.06%
State General Obligation 4.70%
Transportation 2.06%
Housing 0.94%
Other Revenue Bonds 0.66%
Utilities 0.47%
Refunded 0.11%
*
Does not include cash and cash equivalents.

Performance Summary as of August 31, 2022
Franklin Templeton SMACS: Series H

franklintempleton.com
Annual Report
The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year -11.82% -11.82%
Since Inception (6/3/19) -0.34% -0.11%
30-Day Standardized Yield
6
Taxable Equivalent
30-Day Standardized Yield
5
Distribution
Rate
4
Taxable Equivalent
Distribution Rate
5
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
3.72% 6.28% 4.13% 0.31% 6.98% 0.52%
See page 18 for Performance Summary footnotes.

Franklin Templeton SMACS: Series H
Performance Summary

franklintempleton.com
Annual Report
See page 18 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
6/3/19-8/31/22

Franklin Templeton SMACS: Series H
Performance Summary

franklintempleton.com
Annual Report
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investments in lower-rated bonds include higher risk of default and loss of principal. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction (including acquired fund fees and expenses) contractually guaranteed through 12/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the Fund’s August dividend and the NAV per share on 8/31/22.
5. Taxable equivalent distribution rate and yield assume the 2022 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: Morningstar. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
8. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/21–8/31/22)
Net Investment
Income
$0.308612
Total Annual Operating Expenses
8
With Fee
Waiver
Without Fee
Waiver
0.00% 3.61%

Your Fund’s Expenses
Franklin Templeton SMACS: Series H

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $913.40 $0.00 $1,025.21 $0.00 0.00%

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series I
This annual report for Franklin Templeton SMACS: Series I
(Fund) covers the fiscal year ended August 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to maximize income, while maintaining
prospects for capital appreciation. Under normal market
conditions, the Fund invests predominantly in debt
securities. The debt securities in which the Fund invests
include all varieties of fixed, floating and variable rate
instruments, including secured and unsecured bonds,
bonds convertible into common stock, senior floating rate
and term loans, mortgage-backed securities and other
asset-backed securities, debentures, zero coupon bonds,
notes, and shorter-term debt instruments. The Fund seeks
income by selecting investments such as corporate, agency,
securitized, foreign and U.S. Treasury bonds that we believe are attractive. The Fund may invest up to 100% of its total
assets in debt securities rated below investment grade (also known as “junk bonds”), including a portion in defaulted
securities. The Fund may also invest up to 25% of its assets in foreign securities, and may invest in securities of any
maturity or duration.
Performance Overview
The Fund posted a -12.87% cumulative total return for the
12 months ended August 31, 2022. In comparison, the
Fund’s primary benchmark, the Blended 50% Bloomberg
U.S. High Yield Very Liquid Index and 50% Bloomberg U.S.
Corporate Bond Index, posted a -13.07% cumulative total
return for the same period,
1
while its secondary benchmark,
the Bloomberg U.S. High Yield Very Liquid Index, which is
designed to track a more liquid component of the U.S. dollar-
denominated, high-yield, fixed-rate corporate bond market,
posted a -11.33% cumulative total return.
2
You can find
more of the Fund’s performance data in the Performance
Summary beginning on page 23 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares.
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg
U.S. Aggregate Bond Index, posted a -11.52% total return
for the 12 months ended August 31, 2022.
1
High inflation
amid a strengthening labor market led to significantly
tighter monetary policy, reducing the value of most bonds.
Geopolitical instability disrupted financial markets following
Russia’s invasion of Ukraine, adding to the uncertainty
surrounding the course of the global economy. The yield
curve narrowed significantly, inverting late in the period
as investors increasingly became concerned about the
economic outlook.
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) began to raise the federal funds target rate in March
2022, the first such increase since 2018. The Fed raised
the federal funds rate again at each of its three subsequent meetings to end the period at a range of 2.25%–2.50%. The
Fed noted in its July 2022 meeting that inflation remained
elevated despite some indicators that spending was
softening, as job growth was robust and the unemployment
rate remained low. Furthermore, the Fed said it would
Portfolio Composition
8/31/22
% of Total
Net Assets
Health Care Providers & Services 17.8%
Media 9.0%
Pharmaceuticals 7.6%
Oil, Gas & Consumable Fuels 5.7%
Hotels, Restaurants & Leisure 5.0%
Containers & Packaging 4.6%
Communications Equipment 3.3%
Chemicals 3.2%
Metals & Mining 2.9%
Automobiles 2.5%
Health Care Equipment & Supplies 2.3%
Independent Power and Renewable Electricity
Producers 2.3%
Auto Components 2.2%
Diversified Telecommunication Services 2.1%
Other* 23.8%
Short-Term Investments & Other Net Assets 5.7%
1. FactSet. The Blended 50% Bloomberg U.S. High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Bond Index was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
39
.

Franklin Templeton SMACS: Series I

franklintempleton.com
Annual Report
continue to reduce its bond holdings, and Fed Chair Jerome
Powell indicated that reducing inflation was likely to require a period of below-trend growth.
U.S. Treasury (UST) bonds, as measured by the Bloomberg
U.S. Treasury Index, posted a -10.80% total return for the
12-month period.
1
The 10-year UST yield (which moves
inversely to price) increased amid high inflation and the
Fed’s tightening monetary stance. Mortgage-backed
securities (MBS), as measured by the Bloomberg U.S.
MBS Index, posted a -9.73% total return for the period as
mortgage rates rose to the highest level in over a decade.
1
Corporate bond prices also declined overall, constrained by
inflation, rising interest rates and concerns about the impact of higher interest rates on corporate borrowing costs and
the wider economy. Corporate yield spreads, a measure
of the difference in yields between corporate bonds and
similarly-dated USTs, rose, reflecting investors’ increased
risk-aversion preferences. In this environment, high-yield
corporate bonds, as represented by the Bloomberg U.S.
Corporate High Yield Bond Index, posted a -10.60%
total return, while investment-grade corporate bonds, as
represented by the Bloomberg U.S. Corporate Bond Index,
posted a -14.91% total return.
1
Investment Strategy
When choosing investments for the Fund, we employ a
bottom-up, value-oriented, long-term approach, focusing on
the market price of a company’s securities relative to our
evaluation of the company’s long-term earnings, asset value
and cash flow potential. We generally perform independent
analysis of the securities being considered for the Fund’s
portfolio, rather than relying principally on the ratings
assigned by the ratings organizations. We also consider a
company’s price/earnings ratio, profit margins and liquidation value.
The Fund regularly uses interest-rate derivatives,
including interest-rate swaps and interest-rate and/or
bond futures contracts (including U.S. Treasury futures
contracts) for various purposes including enhancing Fund
returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or
hedging risks relating to changes in interest rates. The Fund also regularly uses credit-related derivatives, such as credit default swaps and options on credit default swaps, to hedge
(protect) against credit risks. The use of such derivative
transactions may allow the Fund to obtain net long (i.e., the
Fund would benefit if the price of the investment increases)
or net short exposures (i.e., the Fund would benefit if the
price of the investment decreases) to selected markets,
interest rates, countries or durations.
Manager’s Discussion
During the 12 months under review, notable sector
contributors to the Fund’s performance relative to
the Bloomberg Barclays U.S. High Yield Very Liquid
Index included industrials, consumer discretionary and
communication services, while health care was the main
detractor relative to the Fund’s benchmark.
Top individual contributors to the Fund’s absolute
performance included oil, gas and consumable fuels
company Calumet Specialty Products Partners and
aerospace manufacturing company TransDigm. In contrast,
notable detractors included pharmaceuticals company
Bausch Health and hospital manager and operator
Community Health Systems.
The Fund did not use derivatives during the period.
Franklin Templeton SMACS: Series I is not intended to be
owned as a stand-alone investment vehicle but is meant to
be owned as part of the broader Franklin Income separately
managed account product.
Thank you for your participation in Franklin Templeton
SMACS: Series I. We look forward to serving your future
investment needs.
Edward Perks, CFA
Brendan Circle, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
Top Five Fixed Income Holdings
8/31/22
Company
Industry , Country
% of Total
Net Assets
a a
CHS/Community Health Systems, Inc. 11.5%
Health Care Providers & Services , United States
Bausch Health Cos., Inc. 5.7%
Pharmaceuticals , United States
Tenet Healthcare Corp. 4.2%
Health Care Providers & Services , United States
DISH DBS Corp. 3.9%
Media , United States
CommScope Technologies LLC 3.3%
Communications Equipment , United States

Franklin Templeton SMACS: Series I

franklintempleton.com
Annual Report
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2022
Franklin Templeton SMACS: Series I

franklintempleton.com
Annual Report
The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year -12.87% -12.87%
Since Inception (6/3/19) -0.92% -0.28%
30-Day Standardized Yield
5
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
7.83% 9.31% 8.54%
See page 25 for Performance Summary footnotes.

Franklin Templeton SMACS: Series I
Performance Summary

franklintempleton.com
Annual Report
See page 25 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
6/3/19-8/31/22

Franklin Templeton SMACS: Series I
Performance Summary

franklintempleton.com
Annual Report
All investments involve risks, including possible loss of principal. The Fund’s share price and yield will be affected by interest-rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The risks associated with higher-yielding, lower-rated securities include higher risk of default and loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s distributions to shareholders may decline when prevailing interest rates fall, when the
Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) in an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction (including acquired fund fees and expenses) contractually guaranteed through 12/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the Fund’s August dividend and the NAV per share on 8/31/22.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Source: FactSet. The Blended 50% Bloomberg U.S. High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Bond Index was calculated internally. The
Bloomberg U.S. Corporate Bond Index measures the performance of the investment-grade, fixed-rate, taxable corporate bond market. It includes U.S. dollar-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers.
7. Source: Morningstar. The Bloomberg U.S. High Yield Very Liquid Index is a component of the Bloomberg U.S. Corporate High Yield Bond Index that is designed to track a more liquid component of the U.S. dollar-denominated, high-yield, fixed-rate corporate bond market.
8. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/21–8/31/22)
Net Investment
Income
Tax Return
of Capital Total
$0.6989 $0.0051 $0.7040
Total Annual Operating Expenses
8
With Fee
Waiver
Without Fee
Waiver
0.00% 3.10%

Your Fund’s Expenses
Franklin Templeton SMACS: Series I

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $875.80 $0.00 $1,025.21 $0.00 0.00%

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series CH
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a
Year Ended August 31, Year Ended
August 31,
2019
a
2022 2021 2020
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $10.51 $9.82 $10.26 $10.00
Income from investment operations
b
:
Net investment income
c
...................................... 0.36 0.35 0.33 0.05
Net realized and unrealized gains (losses) ........................ (1.66) 0.69 (0.31) 0.26
Total from investment operations ................................. (1.30) 1.04 0.02 0.31
Less distributions from:
Net investment income ....................................... (0.36) (0.35) (0.33) (0.05)
Net realized gains .......................................... — — (0.13) —
Total distributions ............................................ (0.36) (0.35) (0.46) (0.05)
Net asset value, end of year .................................... $8.85 $10.51 $9.82 $10.26
Total return
d
................................................ (12.61)% 10.75% 0.25% 3.06%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 2.37% 3.11% 4.23% 3.74%
Expenses net of waiver and payments by affiliates .................... —%
f
—%
f
—%
f
—%
Net investment income ........................................ 3.71% 3.44% 3.38% 1.87%
Supplemental data
Net assets, end of year (000’s) .................................. $2,957 $3,512 $2,986 $4,028
Portfolio turnover rate ......................................... 5.65% 2.74% 51.23% 18.11%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, August 31, 2022
Franklin Templeton SMACS: Series CH
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
See Abbreviations on page 59 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.9%
California 96.9%
a
California Community Housing Agency , Annadel Apartments , Revenue , 144A, 2019 A ,
5% , 4/01/49 ...................................................... $ 200,000 $ 186,107
California County Tobacco Securitization Agency , Gold Country Settlement Funding
Corp. , Revenue , 2020 B-1 , Refunding , 4% , 6/01/49 ........................ 55,000 54,772
California Municipal Finance Authority ,
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/56 ............... 115,000 96,739
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 125,000 122,810
Congregational Homes, Inc. Obligated Group, Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 130,000 134,437
a
California Pollution Control Financing Authority , Rialto Bioenergy Facility LLC ,
Revenue , 144A, 2018 , 7.5% , 12/01/40 .................................. 75,000 50,899
California Statewide Communities Development Authority ,
Special Assessment, 2019 C, 5%, 9/02/49 ............................... 125,000 130,528
Special Assessment, 2020 A, 4%, 9/02/50 ............................... 100,000 85,799
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 100,000 107,085
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2018 A,
5.5%, 12/01/58 .................................................. 250,000 253,005
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 100,000 92,426
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 200,000 183,143
City of Dublin , Community Facilities District No. 2015-1 Improvement Area No. 2 ,
Special Tax , 2019 , 5% , 9/01/49 ....................................... 130,000 136,630
City of Rancho Cordova , Grantline 208 Community Facilities District No. 2018-1 ,
Special Tax , 2019 , 5% , 9/01/49 ....................................... 75,000 78,965
City of Roseville ,
SVSP Westpark -Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 125,000 131,841
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 130,000 136,791
City of Santa Paula , Harvest Community Facilities District No. 1 , Special Tax , 2020 ,
4% , 9/01/50 ...................................................... 125,000 110,154
a
CSCDA Community Improvement Authority , Dublin , Revenue , 144A, 2021 B , 4% ,
2/01/57 ......................................................... 140,000 102,948
Foothill-Eastern Transportation Corridor Agency , Revenue , 2013 B-2 , Refunding , 3.5% ,
1/15/53 ......................................................... 190,000 158,612
River Islands Public Financing Authority , Community Facilities District No. 2021-1 ,
Special Tax , 2021 , 4% , 9/01/51 ....................................... 140,000 118,065
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , Refunding , 5% , 6/01/48 ......... 115,000 116,667
Tracy Community Facilities District , City of Tracy Community Facilities District No.
2016-01 , Special Tax , 2018 , 5% , 9/01/48 ................................ 110,000 113,957
Upland Community Facilities District , City of Upland Community Facilities District No.
2015-1 , Special Tax , 2019 A , 4% , 9/01/49 ................................ 185,000 164,720
2,867,100
Total Municipal Bonds (Cost $3,211,324) .......................................
2,867,100
a a a a
a
Total Investments (Cost $3,211,324) 96.9% .....................................
$2,867,100
Other Assets, less Liabilities 3.1% .............................................
90,329
Net Assets 100.0% ...........................................................
$2,957,429

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series CH
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $991,338, representing 33.5% of net assets.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series E
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a
Year Ended August 31, Year Ended
August 31,
2019
a
2022 2021 2020
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $12.77 $10.15 $10.69 $10.00
Income from investment operations
b
:
Net investment income
c
...................................... 0.37 0.35 0.36 0.10
Net realized and unrealized gains (losses) ........................ (0.31) 2.72 (0.19) 0.63
Total from investment operations ................................. 0.06 3.07 0.17 0.73
Less distributions from:
Net investment income ....................................... (0.83) (0.45) (0.49) (0.04)
Net realized gains .......................................... (0.71) — (0.22) —
Total distributions ............................................ (1.54) (0.45) (0.71) (0.04)
Net asset value, end of year .................................... $11.29 $12.77 $10.15 $10.69
Total return
d
................................................ 0.38% 30.95% 1.77% 7.31%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 1.36% 2.19% 2.85% 4.76%
Expenses net of waiver and payments by affiliates .................... —% —%
f
—%
f
—%
Net investment income ........................................ 3.11% 3.05% 3.48% 4.11%
Supplemental data
Net assets, end of year (000’s) .................................. $12,863 $5,155 $3,847 $3,959
Portfolio turnover rate ......................................... 117.70% 49.90% 58.50% 16.33%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, August 31, 2022
Franklin Templeton SMACS: Series E
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a a
Country Shares
a
Value
a a a a a a
Common Stocks 56.9%
Automobiles 2.0%
a
Ford Motor Co. ....................................... United States 3,000 $ 45,720
a
General Motors Co. .................................... United States 5,600 213,976
259,696
Banks 9.7%
Citigroup, Inc. ........................................ United States 4,100 200,121
Truist Financial Corp. .................................. United States 8,300 388,772
US Bancorp ......................................... United States 10,600 483,466
Wells Fargo & Co. ..................................... United States 4,000 174,840
1,247,199
Chemicals 3.1%
a
Air Products and Chemicals, Inc. .......................... United States 1,600 403,920
Communications Equipment 4.9%
a
Cisco Systems, Inc. ................................... United States 14,000 626,080
Diversified Telecommunication Services 1.5%
BCE, Inc. ........................................... Canada 4,000 193,026
Entertainment 1.9%
a,b
Walt Disney Co. (The) .................................. United States 2,200 246,576
Health Care Equipment & Supplies 0.3%
a
Medtronic plc ........................................ United States 500 43,960
Health Care Providers & Services 0.5%
a
CVS Health Corp. ..................................... United States 700 68,705
Industrial Conglomerates 5.2%
a
Honeywell International, Inc. ............................. United States 2,300 435,505
Siemens AG ......................................... Germany 2,300 232,965
668,470
Insurance 2.0%
a
MetLife, Inc. ......................................... United States 4,000 257,320
Media 0.0%
†
Comcast Corp., A ..................................... United States 65 2,352
Metals & Mining 7.0%
a
Barrick Gold Corp. .................................... Canada 2,700 40,095
a
Freeport-McMoRan, Inc. ................................ United States 7,800 230,880
Rio Tinto plc, ADR ..................................... Australia 11,199 630,392
901,367
Multiline Retail 4.5%
Target Corp. ......................................... United States 3,600 577,224
Multi-Utilities 0.5%
DTE Energy Co. ...................................... United States 500 65,170
Oil, Gas & Consumable Fuels 1.4%
a
TotalEnergies SE, ADR ................................. France 3,500 176,785
Pharmaceuticals 1.9%
Bristol-Myers Squibb Co. ................................ United States 3,600 242,676
Semiconductors & Semiconductor Equipment 4.9%
Analog Devices, Inc. ................................... United States 2,000 303,060
a
Intel Corp. ........................................... United States 8,000 255,360
a
Microchip Technology, Inc. .............................. United States 1,000 65,250
623,670

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 3.1%
Home Depot, Inc. (The) ................................. United States 1,400 $ 403,788
Tobacco 2.5%
Philip Morris International, Inc. ........................... United States 3,300 315,117
Total Common Stocks (Cost $7,243,287) .......................................
7,323,101
c
Equity-Linked Securities 28.0%
Airlines 1.0%
d
BNP Paribas Issuance BV into Delta Air Lines, Inc., 144A, 10%,
7/12/23 ........................................... United States 3,800 129,429
Automobiles 0.6%
d
Merrill Lynch International & Co. CV into Ford Motor Co., 144A, 12%,
12/07/22 .......................................... United States 5,000 81,349
Banks 4.3%
d
Barclays Bank plc into JPMorgan Chase & Co., 144A, 8%, 9/08/23 United States 2,500 288,819
d
J.P. Morgan Structured Products BV into Bank of America Corp.,
144A, 9.5%, 5/12/23 ................................. United States 1,600 55,439
d
Royal Bank of Canada into Bank of America Corp., 144A, 8.5%,
8/14/23 ........................................... United States 6,100 203,928
548,186
Biotechnology 0.8%
d
BNP Paribas Issuance BV into AbbVie, Inc., 144A, 8%, 2/23/23 ... United States 725 97,935
Capital Markets 1.6%
d
UBS AG into Charles Schwab Corp. (The), 144A, 10%, 6/16/23 ... United States 3,000 206,603
Chemicals 0.4%
d
Credit Suisse AG into Air Products and Chemicals, Inc., 144A, 8.5%,
5/15/23 ........................................... United States 240 59,289
Communications Equipment 0.6%
d
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8%, 12/02/22 United States 1,600 74,400
Electric Utilities 1.9%
d
National Bank of Canada into NextEra Energy, Inc., 144A, 8.5%,
12/05/23 .......................................... United States 3,000 243,183
Health Care Equipment & Supplies 0.7%
d
Barclays Bank plc into Medtronic plc, 144A, 8%, 3/10/23 ........ United States 1,000 91,635
Independent Power and Renewable Electricity Producers 1.0%
d
Goldman Sachs International Bank into NextEra Energy Partners LP,
144A, 10%, 7/05/23 .................................. United States 2,900 131,747
Industrial Conglomerates 0.9%
d
Goldman Sachs International Bank into Honeywell International, Inc.,
144A, 8.5%, 4/04/23 ................................. United States 600 113,977
Insurance 0.5%
d
Royal Bank of Canada into MetLife, Inc., 144A, 10%, 5/19/23 .... United States 1,000 65,571
Interactive Media & Services 0.8%
d
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc., 144A,
9%, 6/22/23 ........................................ United States 50 109,262
Internet & Direct Marketing Retail 0.9%
d
Credit Suisse AG into Amazon.com, Inc., 144A, 10%, 6/30/23 .... United States 900 116,269
Media 1.0%
d
BNP Paribas Issuance BV into Comcast Corp., 144A, 8.5%, 8/10/23 United States 3,485 131,095

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a a
Country Shares
a
Value
a a a a a a
c
Equity-Linked Securities
(continued)
Metals & Mining 1.5%
d
Citigroup Global Markets Holdings, Inc. into Barrick Gold Corp.,
144A, 9%, 10/13/22 .................................. Canada 6,500 $ 99,247
d
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan,
Inc., 144A, 12%, 10/26/22 ............................. United States 3,000 90,292
189,539
Pharmaceuticals 1.5%
d
Societe Generale SA into Pfizer, Inc., 144A, 8.5%, 6/09/23 ...... United States 4,000 191,062
Semiconductors & Semiconductor Equipment 6.3%
d
Goldman Sachs International Bank into Intel Corp., 144A, 10%,
8/09/23 ........................................... United States 7,500 253,659
d
Goldman Sachs International Bank into Texas Instruments, Inc.,
144A, 8.5%, 12/14/22 ................................. United States 630 108,008
d
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
9%, 10/11/22 ....................................... United States 800 107,916
d
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 6/26/23 ....................................... United States 2,700 185,209
d
Royal Bank of Canada into Analog Devices, Inc., 144A, 10%, 5/19/23 United States 1,000 153,633
808,425
Software 1.7%
d
Mizuho Markets Cayman LP into Workday, Inc., 144A, 10%, 8/03/23 United States 1,400 215,941
Total Equity-Linked Securities (Cost $3,860,281) ................................
3,604,897
Convertible Preferred Stocks 11.9%
Electric Utilities 6.1%
American Electric Power Co., Inc., 6.125% .................. United States 9,300 512,523
NextEra Energy, Inc., 6.219% ............................ United States 5,100 267,087
779,610
Machinery 1.7%
RBC Bearings, Inc., 5%, A ............................... United States 1,810 214,268
Semiconductors & Semiconductor Equipment 4.1%
Broadcom, Inc., 8%, A .................................. United States 340 530,114
Total Convertible Preferred Stocks (Cost $1,496,634) ............................
1,523,992
Total Long Term Investments (Cost $12,600,202) ................................
12,451,990
a
Short Term Investments 2.5%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.5%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 1.864% .... United States 321,782 321,782
Total Money Market Funds (Cost $321,782) .....................................
321,782
Total Short Term Investments (Cost $321,782 ) ..................................
321,782
a
Total Investments (Cost $12,921,984) 99.3% ....................................
$12,773,772
Options Written (0.1)% .......................................................
(10,007)
Other Assets, less Liabilities 0.8% .............................................
99,684
Net Assets 100.0% ...........................................................
$12,863,449

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a
g
Options Written (0.1)%
Calls - Exchange-Traded
Equity Options
Air Products and Chemicals, Inc., September Strike Price $270.00,
Expires 9/16/22 ..................................... 16 403,920 $ (1,008)
Analog Devices, Inc., September Strike Price $170.00, Expires
9/16/22 ........................................... 4 60,612 (76)
Analog Devices, Inc., September Strike Price $185.00, Expires
9/16/22 ........................................... 16 242,448 (240)
Barrick Gold Corp., September Strike Price $18.00, Expires 9/16/22 18 26,730 (54)
Cisco Systems, Inc., September Strike Price $50.00, Expires 9/16/22 56 250,432 (112)
CVS Health Corp., September Strike Price $100.00, Expires 9/16/22 7 68,705 (805)
Ford Motor Co., September Strike Price $15.00, Expires 9/16/22 .. 10 15,240 (730)
Ford Motor Co., September Strike Price $16.00, Expires 9/16/22 .. 20 30,480 (580)
Freeport-McMoRan, Inc., September Strike Price $36.00, Expires
9/16/22 ........................................... 12 35,520 (120)
General Motors Co., November Strike Price $50.00, Expires
11/18/22 .......................................... 56 213,976 (2,240)
Honeywell International, Inc., September Strike Price $200.00,
Expires 9/16/22 ..................................... 23 435,505 (1,173)
Intel Corp., September Strike Price $40.00, Expires 9/16/22 ..... 80 255,360 (240)
Medtronic plc, September Strike Price $97.50, Expires 9/16/22 ... 4 35,168 (28)
MetLife, Inc., September Strike Price $67.50, Expires 9/16/22 .... 10 64,330 (450)
Microchip Technology, Inc., September Strike Price $70.00, Expires
9/16/22 ........................................... 2 13,050 (118)
Microchip Technology, Inc., September Strike Price $75.00, Expires
9/16/22 ........................................... 8 52,200 (120)
TotalEnergies SE, September Strike Price $55.00, Expires 9/16/22 35 176,785 (945)
Walt Disney Co. (The), October Strike Price $135.00, Expires
10/21/22 .......................................... 22 246,576 (968)
(10,007)
Total Options Written (Premiums received $32,476) .............................
$ (10,007)
See Abbreviations on page 59 .
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at year end.
b
Non-income producing.
c
See Note 1(c) regarding equity-linked securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $3,604,897, representing 28.0% of net assets.
e
See Note 3(d) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(b) regarding written options.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series H
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
a
Year Ended August 31, Year Ended
August 31,
2019
a
2022 2021 2020
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $10.57 $9.75 $10.09 $10.00
Income from investment operations
b
:
Net investment income
c
...................................... 0.31 0.32 0.30 0.04
Net realized and unrealized gains (losses) ........................ (1.54) 0.82 (0.34) 0.09
Total from investment operations ................................. (1.23) 1.14 (0.04) 0.13
Less distributions from:
Net investment income ....................................... (0.31) (0.32) (0.30) (0.04)
Net asset value, end of year .................................... $9.03 $10.57 $9.75 $10.09
Total return
d
................................................ (11.82)%
e
11.88%
e
(0.28)%
e
1.31%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 2.51% 3.44% 3.91% 3.85%
Expenses net of waiver and payments by affiliates .................... —%
g
—%
g
—%
g
—%
Net investment income ........................................ 3.14% 3.16% 3.10% 1.69%
Supplemental data
Net assets, end of year (000’s) .................................. $3,019 $3,187 $2,941 $3,042
Portfolio turnover rate ......................................... 6.89% 5.37% 4.93% —%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Total return excluding payments by Advisers for acquired fund fees and expenses is (11.90)% for the year ended August 31, 2022, 11.78%  for the year ended August 31,
2021 and (0.38)% for the year ended August 31, 2020. See Note 3e.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, August 31, 2022
Franklin Templeton SMACS: Series H
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
a a
Shares
a
Value
a
Management Investment Companies 27.6%
Capital Markets 27.6%
a
Franklin Dynamic Municipal Bond ETF ................................... 35,000 $ 833,000
Total Management Investment Companies (Cost $889,963) .......................
833,000
Principal
Amount
a a a a
Municipal Bonds 69.3%
California 3.7%
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , Refunding , 5% , 6/01/48 ......... $ 110,000 111,594
Colorado 10.9%
Colorado Health Facilities Authority , Christian Living Neighborhoods Obligated Group ,
Revenue , 2019 , Refunding , 4% , 1/01/38 ................................. 100,000 86,561
Denver Health & Hospital Authority , Revenue , 2019 A , Refunding , 4% , 12/01/37 ....
100,000 93,228
Hunters Overlook Metropolitan District No. 5 , GO , 2019 A , 5% , 12/01/39 ..........
150,000 149,558
329,347
Connecticut 3.2%
b
Steel Point Infrastructure Improvement District , Tax Allocation , 144A, 2021 , 4% , 4/01/31 100,000 96,187
Florida 10.5%
Cross Creek North Community Development District , Special Assessment , 2022 , 4.5% ,
5/01/52 ......................................................... 125,000 115,631
Kindred Community Development District II , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 100,000 79,193
Quail Roost Community Development District , Expansion Area , Special Assessment ,
2021 , 4% , 12/15/51 ................................................ 75,000 63,843
Windward Community Development District , Special Assessment , 2020 A-1 , 3% ,
5/01/25 ......................................................... 60,000 57,730
316,397
Indiana 3.4%
Indiana Finance Authority , Marian University, Inc. , Revenue , 2019 A , 5% , 9/15/39 ...
100,000 103,805
Louisiana 7.4%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 100,000 102,213
b
Louisiana Local Government Environmental Facilities & Community Development
Authority , Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ........... 135,000 119,903
222,116
Maryland 2.8%
b
City of Baltimore , Harbor Point Special Taxing District , Tax Allocation, Senior Lien ,
144A, 2019 A , Refunding , 3.5% , 6/01/39 ................................ 100,000 84,701
Minnesota 3.1%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2021 , 4% ,
9/01/36 ......................................................... 105,000 93,933
Pennsylvania 3.4%
b
Allentown Neighborhood Improvement Zone Development Authority , Revenue , 144A,
2017 , 5% , 5/01/32 ................................................. 100,000 103,226
Texas 6.6%
b
County of Hays , La Cima Public Improvement District , Special Assessment , 144A,
2020 , 3.25% , 9/15/30 ............................................... 100,000 88,699
b
New Hope Cultural Education Facilities Finance Corp. , CityScape Schools, Inc. ,
Revenue , 144A, 2019 A , 5% , 8/15/39 ................................... 110,000 110,909
199,608

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 2.9%
b
Washington State Housing Finance Commission , Presbyterian Retirement
Communities Northwest Obligated Group , Revenue , 144A, 2019 A , 5% , 1/01/49 ... $ 100,000 $ 87,555
Wisconsin 4.0%
b
Public Finance Authority , Friends Homes Obligated Group , Revenue , 144A, 2019 ,
Refunding , 5% , 9/01/49 ............................................. 125,000 121,042
U.S. Territories 7.4%
District of Columbia 4.6%
District of Columbia , International School Obligated Group , Revenue , 2019 ,
5% , 7/01/49 ...................................................... 140,000 138,508
Puerto Rico 2.8%
Commonwealth of Puerto Rico , GO , 2022 A-1 , 4% , 7/01/46 ....................
100,000 84,921
Total U.S. Territories .................................................................... 223,429
Total Municipal Bonds (Cost $2,336,786) .......................................
2,092,940
Total Long Term Investments (Cost $3,226,749) .................................
2,925,940
a
a a a a
a
Total Investments (Cost $3,226,749) 96.9% .....................................
$2,925,940
Other Assets, less Liabilities 3.1% .............................................
92,808
Net Assets 100.0% ...........................................................
$3,018,748
See Abbreviations on page 59 .
a
See Note 3(d) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $812,222, representing 26.9% of net assets.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series I
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
a
Year Ended August 31, Year Ended
August 31,
2019
a
2022 2021 2020
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $9.73 $8.95 $10.12 $10.00
Income from investment operations
b
:
Net investment income
c
...................................... 0.65 0.66 0.64 0.19
Net realized and unrealized gains (losses) ........................ (1.85) 0.78 (1.10) 0.04
Total from investment operations ................................. (1.20) 1.44 (0.46) 0.23
Less distributions from:
Net investment income ....................................... (0.70) (0.66) (0.71) (0.11)
Tax return of capital ......................................... (—)
d
— — —
Net asset value, end of year .................................... $7.83 $9.73 $8.95 $10.12
Total return
e
................................................ (12.87)% 16.48% (4.51)% 2.25%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 1.27% 3.10% 3.55% 5.96%
Expenses net of waiver and payments by affiliates .................... —% —%
g
—%
g
—%
Net investment income ........................................ 7.72% 7.01% 6.98% 7.61%
Supplemental data
Net assets, end of year (000’s) .................................. $19,910 $3,699 $3,506 $3,774
Portfolio turnover rate ......................................... 30.22% 32.50% 43.24% —%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, August 31, 2022
Franklin Templeton SMACS: Series I
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 93.8%
Aerospace & Defense 1.7%
a
Bombardier, Inc. , Senior Bond , 144A, 7.5% , 3/15/25 ......................... $ 150,000 $ 146,983
TransDigm, Inc. , Senior Note , 6.375% , 6/15/26 .............................
200,000 192,239
339,222
Airlines 1.4%
a
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured Note , 144A, 5.5% ,
4/20/26 ......................................................... 200,000 190,532
a
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 ............... 110,000 96,662
287,194
Auto Components 2.2%
American Axle & Manufacturing, Inc. , Senior Note , 5% , 10/01/29 ................
100,000 84,375
a
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% , 10/15/29 ........... 100,000 78,125
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ..................
300,000 269,310
431,810
Automobiles 2.5%
Ford Motor Co. ,
Senior Bond, 4.346%, 12/08/26 ....................................... 400,000 386,250
Senior Note, 9%, 4/22/25 ............................................ 100,000 112,005
498,255
Building Products 0.5%
a
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A, 8.75% , 8/01/28 ..... 100,000 90,934
Capital Markets 0.4%
a
Coinbase Global, Inc. , Senior Bond , 144A, 3.625% , 10/01/31 .................. 125,000 76,294
Chemicals 3.2%
a
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% , 10/15/28 .......... 150,000 123,482
Olin Corp. , Senior Bond , 5% , 2/01/30 ....................................
100,000 90,874
a
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A, 7.25% , 4/01/25 ..... 100,000 93,654
a
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 .................................... 100,000 82,477
Senior Secured Note, 144A, 4.875%, 5/01/28 ............................. 200,000 171,857
a
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ................... 100,000 72,997
635,341
Commercial Services & Supplies 1.9%
a
ADT Security Corp. (The) , Senior Secured Note , 144A, 4.125% , 8/01/29 .......... 100,000 85,998
a
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ......................... 250,000 204,312
a
GFL Environmental, Inc. , Senior Note , 144A, 4.75% , 6/15/29 ................... 100,000 86,924
377,234
Communications Equipment 3.3%
a
CommScope Technologies LLC ,
Senior Bond, 144A, 5%, 3/15/27 ....................................... 50,000 39,536
Senior Note, 144A, 6%, 6/15/25 ....................................... 675,000 614,230
653,766
Consumer Finance 1.5%
Ford Motor Credit Co. LLC , Senior Bond , 5.113% , 5/03/29 .....................
200,000 185,092
OneMain Finance Corp. , Senior Note , 4% , 9/15/30 ..........................
150,000 112,033
297,125

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging 4.6%
a
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. , Senior Note , 144A, 5.25% ,
8/15/27 ......................................................... $ 400,000 $ 289,872
a
Mauser Packaging Solutions Holding Co. , Senior Note , 144A, 7.25% , 4/15/25 ...... 600,000 547,044
a
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC , Senior
Secured Note , 144A, 4% , 10/15/27 ..................................... 100,000 87,425
924,341
Diversified Financial Services 1.3%
a
MPH Acquisition Holdings LLC ,
Senior Note, 144A, 5.75%, 11/01/28 .................................... 250,000 198,825
Senior Secured Note, 144A, 5.5%, 9/01/28 ............................... 80,000 68,330
267,155
Diversified Telecommunication Services 2.1%
a
Altice France SA , Senior Secured Note , 144A, 5.125% , 7/15/29 ................. 200,000 152,182
a
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond , 144A, 5% , 2/01/28 .. 300,000 274,500
426,682
Electric Utilities 0.7%
a
NRG Energy, Inc. , Senior Note , 144A, 3.375% , 2/15/29 ....................... 100,000 82,285
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ............................
75,000 66,727
149,012
Electrical Equipment 0.4%
a
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 .............. 100,000 86,624
Energy Equipment & Services 1.9%
a
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 .................................... 200,000 181,131
Senior Secured Note, 144A, 6.5%, 9/15/28 ............................... 200,000 188,795
369,926
Entertainment 1.0%
a
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......................... 200,000 197,350
Equity Real Estate Investment Trusts (REITs) 1.8%
a
Iron Mountain, Inc. , Senior Bond , 144A, 5.25% , 7/15/30 ....................... 100,000 88,618
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond , 5% , 10/15/27 ...
200,000 179,667
Service Properties Trust , Senior Note , 4.35% , 10/01/24 .......................
100,000 89,632
357,917
Food Products 0.5%
a
Post Holdings, Inc. , Senior Bond , 144A, 5.5% , 12/15/29 ...................... 100,000 91,751
Health Care Equipment & Supplies 2.3%
a
Avantor Funding, Inc. , Senior Note , 144A, 3.875% , 11/01/29 ................... 100,000 86,656
a
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 .................... 450,000 378,738
465,394
Health Care Providers & Services 17.8%
Centene Corp. , Senior Note , 4.625% , 12/15/29 .............................
100,000 94,345
a
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................................. 1,124,000 698,240
Senior Note, 144A, 6.875%, 4/01/28 .................................... 425,000 222,062
Senior Secured Note, 144A, 8%, 3/15/26 ................................ 900,000 842,625
Senior Secured Note, 144A, 8%, 12/15/27 ............................... 600,000 521,820

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
a
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ........................... $ 400,000 $ 322,508
a
Tenet Healthcare Corp. ,
Senior Note, 144A, 6.125%, 10/01/28 ................................... 500,000 459,383
Senior Secured Note, 144A, 6.125%, 6/15/30 ............................. 400,000 384,520
3,545,503
Hotels, Restaurants & Leisure 5.0%
a
Caesars Entertainment, Inc. , Senior Note , 144A, 4.625% , 10/15/29 .............. 200,000 161,120
a
Carnival Corp. , Senior Note , 144A, 10.5% , 6/01/30 .......................... 100,000 91,623
a
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. , Senior Note ,
144A, 6.75% , 1/15/30 ............................................... 200,000 163,440
a
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 ................. 100,000 91,609
a
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond , 144A, 5.5% ,
3/01/25 ......................................................... 500,000 479,402
987,194
Household Durables 0.4%
a
Shea Homes LP / Shea Homes Funding Corp. , Senior Note , 144A, 4.75% , 2/15/28 .. 100,000 83,384
Household Products 0.5%
a
Energizer Holdings, Inc. , Senior Note , 144A, 6.5% , 12/31/27 ................... 100,000 93,254
Independent Power and Renewable Electricity Producers 2.3%
a
Calpine Corp. , Senior Note , 144A, 5.125% , 3/15/28 .......................... 200,000 177,966
a,b
Vistra Corp. ,
Junior Sub. Bond, 144A, 8% to 10/14/26, FRN thereafter, Perpetual ............ 200,000 192,163
Junior Sub. Bond, 144A, 7% to 12/14/26, FRN thereafter, Perpetual ............ 100,000 92,376
462,505
Machinery 1.4%
a
Roller Bearing Co. of America, Inc. , Senior Note , 144A, 4.375% , 10/15/29 ......... 100,000 89,875
a
TK Elevator U.S. Newco, Inc. , Senior Secured Note , 144A, 5.25% , 7/15/27 ........ 200,000 182,261
272,136
Media 9.0%
a
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ..................................... 200,000 163,040
Senior Secured Note, 144A, 5.125%, 8/15/27 ............................. 100,000 89,689
a
CSC Holdings LLC , Senior Bond , 144A, 5.5% , 4/15/27 ....................... 200,000 189,903
a
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior Secured Note , 144A,
5.875% , 8/15/27 ................................................... 100,000 91,638
DISH DBS Corp. ,
Senior Note, 5%, 3/15/23 ............................................ 200,000 195,977
Senior Note, 5.875%, 11/15/24 ........................................ 475,000 430,450
Senior Note, 7.75%, 7/01/26 ......................................... 200,000 157,928
a
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..................... 100,000 84,966
a
Univision Communications, Inc. , Senior Secured Note , 144A, 5.125% , 2/15/25 ..... 400,000 386,880
1,790,471
Metals & Mining 2.9%
a
First Quantum Minerals Ltd. , Senior Note , 144A, 7.5% , 4/01/25 ................. 200,000 197,090
a
FMG Resources August 2006 Pty. Ltd. , Senior Note , 144A, 5.875% , 4/15/30 ....... 300,000 277,197
a
Mineral Resources Ltd. , Senior Note , 144A, 8.5% , 5/01/30 .................... 100,000 100,909
575,196
Oil, Gas & Consumable Fuels 5.2%
a
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ...................................... 325,000 340,798

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
a
Calumet Specialty Products Partners LP / Calumet Finance Corp., (continued)
Senior Note, 144A, 8.125%, 1/15/27 .................................... $ 100,000 $ 96,471
a
CITGO Petroleum Corp. , Senior Secured Note , 144A, 7% , 6/15/25 .............. 200,000 194,747
a
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 6% , 4/15/30 ........ 100,000 92,199
a
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...................... 100,000 95,253
Occidental Petroleum Corp. , Senior Note , 8% , 7/15/25 .......................
200,000 217,504
1,036,972
Personal Products 0.5%
a
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ....................... 100,000 95,618
Pharmaceuticals 7.6%
a
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ..................................... 100,000 60,165
Senior Note, 144A, 8.5%, 1/31/27 ..................................... 400,000 192,604
a
Bausch Health Cos., Inc. ,
Senior Note, 144A, 5%, 1/30/28 ....................................... 450,000 169,474
Senior Secured Note, 144A, 6.125%, 2/01/27 ............................. 1,300,000 963,736
a,c
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 ............. 160,000 136,197
1,522,176
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc. , Senior Bond , 4.3% , 11/15/32 ..............................
200,000 180,263
Software 1.7%
a
Condor Merger Sub, Inc. , Senior Note , 144A, 7.375% , 2/15/30 ................. 165,000 137,965
a
Minerva Merger Sub, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ................... 100,000 85,026
a
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...................... 150,000 115,713
338,704
Specialty Retail 0.5%
a
Carvana Co. , Senior Note , 144A, 10.25% , 5/01/30 ........................... 125,000 99,688
Tobacco 0.9%
BAT Capital Corp. , Senior Note , 3.557% , 8/15/27 ...........................
200,000 183,834
Trading Companies & Distributors 2.0%
United Rentals North America, Inc. , Senior Bond , 3.875% , 2/15/31 ..............
400,000 346,430
a
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ................. 50,000 50,071
396,501
Total Corporate Bonds (Cost $20,095,544) ......................................
18,686,726
Shares
Escrows and Litigation Trusts 0.5%
a,d
Chesapeake Energy Corp., Escrow Account , 144A .......................... 100,000 95,598
Total Escrows and Litigation Trusts (Cost $100,000) .............................
95,598
Total Long Term Investments (Cost $20,195,544) ................................
18,782,324
a
a a a a

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
Short Term Investments 3.4%
a a
Shares
a
Value
a
Money Market Funds 3.4%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 1.864% .................. 686,333 $ 686,333
Total Money Market Funds (Cost $686,333) .....................................
686,333
Total Short Term Investments (Cost $686,333 ) ..................................
686,333
a
Total Investments (Cost $20,881,877) 97.7% ....................................
$19,468,657
Other Assets, less Liabilities 2.3% .............................................
441,378
Net Assets 100.0% ...........................................................
$19,910,035
See A bbreviations on page 59 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $15,207,389, representing 76.4% of net assets.
b
Perpetual security with no stated maturity date.
c
See Note 7 regarding credit risk and defaulted securities.
d
Non-income producing.
e
See Note 3(d) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
August 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $3,211,324 $12,600,202 $2,336,786 $20,195,544
Cost - Non-controlled affiliates (Note 3 d ) ..... — 321,782 889,963 686,333
Value - Unaffiliated issuers ............... $2,867,100 $12,451,990 $2,092,940 $18,782,324
Value - Non-controlled affiliates (Note 3 d ) .... — 321,782 833,000 686,333
Cash ................................. 118,264 2,257 126,899 —
Receivables:
Investment securities sold ................ — — — 19,250
Capital shares sold ..................... — 215,920 — 384,994
Dividends and interest .................. 50,639 57,157 29,064 370,806
Affiliates ............................. 75 1,790 2,805 2,594
Total assets ....................... 3,036,078 13,050,896 3,084,708 20,246,301
Liabilities:
Payables:
Investment securities purchased ........... — 127,464 — 268,625
Capital shares redeemed ................ 906 1,296 — 2,311
Transfer agent fees ..................... 2 210 56 370
Reports to shareholders fees ............. 4,588 7,745 4,573 8,206
Professional fees ...................... 46,278 35,446 46,775 48,011
Distributions to shareholders .............. 9,097 — 8,432 —
Options written, at value (premiums received $–,
$32,476, $– and $– respectively) ............ — 10,007 — —
Accrued expenses and other liabilities ........ 17,778 5,279 6,124 8,743
Total liabilities ...................... 78,649 187,447 65,960 336,266
Net assets, at value .............. $2,957,429 $12,863,449 $3,018,748 $19,910,035
Net assets consist of:
Paid-in capital .......................... $3,320,057 $12,728,491 $3,350,065 $21,793,457
Total distributable earnings (losses) .......... (362,628) 134,958 (331,317) (1,883,422)
Net assets, at value .............. $2,957,429 $12,863,449 $3,018,748 $19,910,035
Shares outstanding ...................... 334,255 1,139,191 334,467 2,542,092
Net asset value per share ................. $8.85 $11.29 $9.03 $7.83

Franklin Strategic Series
Financial Statements
Statements of Operations
for the year ended August 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Investment income:
Dividends: (net of foreign taxes of $–, $8,435, $–
and $–, respectively)
Unaffiliated issuers ..................... $— $197,091 $— $—
Non-controlled affiliates (Note 3 d ) .......... — 1,056 19,394 1,400
Interest:
Unaffiliated issuers ..................... 120,134 — 80,779 543,382
Other income
a
.......................... — 181 2,665 187
Total investment income ................ 120,134 198,328 102,838 544,969
Expenses:
Transfer agent fees (Note 3 c ) ............... 800 1,736 722 1,849
Custodian fees (Note 4 ) ................... 16 3,586 9 3,575
Reports to shareholders fees ............... 2,524 5,420 2,387 5,650
Registration and filing fees ................. 24,222 25,599 24,098 24,335
Professional fees ........................ 44,961 42,439 50,444 50,103
Trustees' fees and expenses ............... 32 45 31 35
Other ................................. 4,262 7,812 4,527 4,164
Total expenses ...................... 76,817 86,637 82,218 89,711
Expense reductions (Note 4 ) ............ (27) — (28) —
Expenses waived/paid by affiliates (Note 3 d
and 3 e ) ........................... (76,790) (86,637) (82,190) (89,711)
Net expenses ...................... — — — —
Net investment income ............. 120,134 198,328 102,838 544,969
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... 2,385 607,437 (1,603) 20,526
Written options ........................ — 18,661 — —
Foreign currency transactions ............. — 2,230 — —
Net realized gain (loss) ............... 2,385 628,328 (1,603) 20,526
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (557,781) (1,041,826) (399,538) (1,744,313)
Non-controlled affiliates (Note 3 d ) ........ — — (112,525) —
Translation of other assets and liabilities
denominated in foreign currencies ........ — (218) — —
Written options ........................ — 17,569 — —
Net change in unrealized appreciation
(depreciation) ...................... (557,781) (1,024,475) (512,063) (1,744,313)
Net realized and unrealized gain (loss) ......... (555,396) (396,147) (513,666) (1,723,787)
Net increase (decrease) in net assets resulting from
operations ............................... $(435,262) $(197,819) $(410,828) $(1,178,818)
a
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e).

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
Franklin Templeton SMACS: Series CH Franklin Templeton SMACS: Series E
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $120,134 $107,985 $198,328 $139,864
Net realized gain (loss) ............ 2,385 1,402 628,328 426,852
Net change in unrealized appreciation
(depreciation) ................. (557,781) 204,455 (1,024,475) 664,365
Net increase (decrease) in net
assets resulting from operations . (435,262) 313,842 (197,819) 1,231,081
Distributions to shareholders ......... (119,277) (107,444) (719,084) (179,313)
Capital share transactions (Note 2) ..... — 320,057 8,625,707 255,674
Net increase (decrease) in net
assets ..................... (554,539) 526,455 7,708,804 1,307,442
Net assets:
Beginning of year .................. 3,511,968 2,985,513 5,154,645 3,847,203
End of year ...................... $2,957,429 $3,511,968 $12,863,449 $5,154,645

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
Franklin Templeton SMACS: Series H Franklin Templeton SMACS: Series I
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $102,838 $97,380 $544,969 $251,817
Net realized gain (loss) ............ (1,603) (2,349) 20,526 30,621
Net change in unrealized appreciation
(depreciation) ................. (512,063) 248,269 (1,744,313) 259,029
Net increase (decrease) in net
assets resulting from operations . (410,828) 343,300 (1,178,818) 541,467
Distributions to shareholders ......... (102,739) (97,329) (568,499) (249,849)
Distributions to shareholders from tax
return of capital .................. — — (4,176) —
Total distributions to shareholders ..... (102,739) (97,329) (572,675) (249,849)
Capital share transactions (Note 2) ..... 345,191 — 17,962,708 (99,271)
Net increase (decrease) in net
assets ..................... (168,376) 245,971 16,211,215 192,347
Net assets:
Beginning of year .................. 3,187,124 2,941,153 3,698,820 3,506,473
End of year ...................... $3,018,748 $3,187,124 $19,910,035 $3,698,820

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds, four of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP).
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Funds' pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Funds' net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 11 regarding other derivative information.
c. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2022, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders for Franklin
Templeton SMACS: Series CH and Franklin Templeton
SMACS: Series H, and recorded on ex-dividend date
for Franklin Templeton SMACS: Series E and Franklin
Templeton SMACS: Series I. Distributions from realized
capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At August 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services.
Franklin Templeton SMACS:
Series CH
Franklin Templeton SMACS:
Series E
Shares Amount Shares Amount
Class A
Year ended August 31, 2022
Shares sold ................................... — $— 877,040 $10,332,454
Shares issued in reinvestment of distributions .......... 1,126 10,804 16,452 195,270
Shares redeemed ............................... (1,126) (10,804) (157,973) (1,902,017)
Net increase (decrease) .......................... — $— 735,519 $8,625,707
Year ended August 31, 2021
Shares sold ................................... 30,277 $320,057 18,685 $189,286
Shares issued in reinvestment of distributions .......... 67 702 5,873 66,388
Shares redeemed ............................... (67) (702) — —
Net increase (decrease) .......................... 30,277 $320,057 24,558 $255,674
Franklin Templeton SMACS:
Series H
a
Franklin Templeton SMACS:
Series I
Shares Amount Shares Amount
Class A
Year ended August 31, 2022
Shares sold ................................... 31,885 $335,526 2,283,528 $18,935,129
Shares issued in reinvestment of distributions .......... 995 9,665 14,268 126,042
Shares redeemed ............................... — — (136,030) (1,098,463)
Net increase (decrease) .......................... 32,880 $345,191 2,161,766 $17,962,708
Year ended August 31, 2021
Shares issued in reinvestment of distributions .......... — $— 9,035 $84,848
Shares redeemed ............................... — — (20,526) (184,119)
Net increase (decrease) .......................... — $— (11,491) $(99,271)
a
During the year ended August 31, 2021 there were no transactions of the Fund's shares.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The Funds do not pay a fee for these services.
c. Transfer Agent Fees
The Funds pay transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, the Funds reimburse Investor
Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the year ended August 31, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended August 31, 2022, investments in affiliated management investment companies were as follows:
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Transfer agent fees ........................ $800 $1,736 $722 $1,849 aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 1.864% $ — $ 10,364,259 $ (10,042,477) $ — $ — $ 321,782 321,782 $ 1,056
Total Affiliated Securities ... $— $10,364,259 $(10,042,477) $— $— $321,782 $1,056
Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $945,525 $— $ — $— $(112,525) $833,000 35,000 $19,394
Total Affiliated Securities ... $945,525 $— $— $— $(112,525) $833,000 $19,394
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses of the
Funds do not exceed 0.00% based on the average net assets until December 31, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the year ended August 31, 2022, are reflected as other income in the Statements of Operations.
f. Other Affiliated Transactions
At August 31, 2022, Franklin Advisers, Inc. and Franklin Resources, Inc. owned a percentage of the Funds’ outstanding shares as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended August 31, 2022 the custodian fees were reduced as noted in the Statements of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Templeton SMACS: Series I
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 1.864% $ 1,888 $ 13,105,786 $ (12,421,341) $ — $ — $ 686,333 686,333 $ 1,400
Total Affiliated Securities ... $1,888 $13,105,786 $(12,421,341) $— $— $686,333 $1,400
Shares
Percentage of
Outstanding Shares
a
Franklin Templeton SMACS: Series CH
Franklin Resources, Inc. 303,978 90.9%
Franklin Templeton SMACS: Series E
Franklin Advisers, Inc. 99,211 8.7%
Franklin Resources, Inc. 250,000 21.9%
Franklin Templeton SMACS: Series H
Franklin Resources, Inc. 301,587 90.2%
Franklin Templeton SMACS: Series I
Franklin Advisers, Inc. 255,272 10.0%
Franklin Resources, Inc. 250,000 9.8%
a
Investment activities of significant shareholders could have a material impact on the Fund.
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2022, the capital loss carryforwards were as follows:
During the year ended August 31, 2022, the following Funds utilized capital loss carryforwards as follows:
The tax character of distributions paid during the years ended August 31, 2022 and 2021, was as follows:
At August 31, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed tax exempt income, undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 20,114 $ — $ 21,887 $ 467,585
a
Long term ............................. — — 3,952 —
Total capital loss carryforwards ............ $20,114 $— $25,839 $467,585
a
Includes $467,585 which may be carried over to offset future capital gains, subject to certain limitations .
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
I
Capital loss utilized carryforwards .... $2,385 $18,401
Franklin Templeton SMACS: Series
CH
Franklin Templeton SMACS: Series
E
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $— $— $449,044 $179,313
Tax exempt income ...................... 119,277 107,444 — —
Long term capital gain .................... — — 270,040 —
$119,277 $107,444 $719,084 $179,313
Franklin Templeton SMACS: Series
H Franklin Templeton SMACS: Series I
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $— $— $568,499 $249,849
Tax exempt income ...................... 102,739 97,329 — —
Return of capital ......................... — — 4,176 —
$102,739 $97,329 $572,675 $249,849

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums, corporate actions, equity-linked securities and wash sales.
6. Investment Transactions
Purchases and sales of investments and ETFs (excluding short term securities) for the year ended August 31, 2022, were as follows:
7. Credit Risk and Defaulted Securities
At August 31, 2022, the Franklin Templeton SMACS: Series CH, Franklin Templeton SMACS: Series H and Franklin Templeton
SMACS: Series I had 62.5%, 36.2% and 91.2%, respectively, of their portfolio invested in high yield, or other securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Franklin Templeton SMACS: Series I held a defaulted security and/or other securities for which the income has been deemed uncollectible. At August 31, 2022, the value of this security was $136,197 representing 0.7% of Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
a a a a a
Cost of investments ....................... $3,209,588 $12,978,366 $3,226,540 $20,884,494
Unrealized appreciation ..................... $1,770 $469,796 $4,286 $53,554
Unrealized depreciation ..................... (344,258) (684,397) (304,886) (1,469,391)
Net unrealized appreciation (depreciation) ....... $(342,488) $(214,601) $(300,600) $(1,415,837)
Distributable earnings:
Undistributed ordinary income ................ $— $— $1,468 $—
Undistributed tax exempt income .............. 9,072 — 2,282 —
Undistributed long term capital gains ........... — 349,731 — —
Total distributable earnings .................. $9,072 $349,731 $3,750 $—
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Purchases .............................. $181,175 $15,484,682 $626,589 $18,728,981
Sales .................................. $200,056 $7,538,683 $215,000 $2,151,475
5. Income Taxes
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
8. Concentration of Risk
Franklin Templeton SMACS: Series CH invests a large percentage of its total assets in obligations of issuers within California.
Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
11. Other Derivative Information
At August 31, 2022, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the year ended August 31, 2022, the effect of derivative contracts in the Statements of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Templeton SMACS: Series E
Equity contracts ...........
Investments in securities, at value $ — Options written, at value $ 10,007
Total .................... $— $10,007
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Templeton SMACS: Series E
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Written options 18,661 Written options 17,569
Total ....................... $18,661 $17,569

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended August 31, 2022, the average month end notional amount of options represented 5,462 shares.
See Note 1(b) regarding derivative financial instruments.
12. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended August 31, 2022, the
Funds did not use the Global Credit Facility.
13. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
11. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2022, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CH
Assets:
Municipal Bonds ......................... $ — $ 2,867,100 $ — $ 2,867,100
Total Investments in Securities ........... $— $2,867,100 $— $2,867,100
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
Common Stocks :
Automobiles .......................... 259,696 — — 259,696
Banks ............................... 1,247,199 — — 1,247,199
Chemicals ........................... 403,920 — — 403,920
Communications Equipment .............. 626,080 — — 626,080
Diversified Telecommunication Services ..... 193,026 — — 193,026
Entertainment ......................... 246,576 — — 246,576
Health Care Equipment & Supplies ......... 43,960 — — 43,960
Health Care Providers & Services .......... 68,705 — — 68,705
Industrial Conglomerates ................ 435,505 232,965 — 668,470
Insurance ............................ 257,320 — — 257,320
Media ............................... 2,352 — — 2,352
Metals & Mining ....................... 901,367 — — 901,367
Multiline Retail ........................ 577,224 — — 577,224
Multi-Utilities .......................... 65,170 — — 65,170
Oil, Gas & Consumable Fuels ............. 176,785 — — 176,785
Pharmaceuticals ....................... 242,676 — — 242,676
Semiconductors & Semiconductor Equipment . 623,670 — — 623,670
Specialty Retail ........................ 403,788 — — 403,788
Tobacco ............................. 315,117 — — 315,117
Equity-Linked Securities ................... — 3,604,897 — 3,604,897
Convertible Preferred Stocks ............... 1,523,992 — — 1,523,992
Short Term Investments ................... 321,782 — — 321,782
Total Investments in Securities ........... $8,935,910 $3,837,862
a
$— $12,773,772
Liabilities:
Other Financial Instruments:
Options written .......................... $ 10,007 $ — $ — $ 10,007
Total Other Financial Instruments ......... $10,007 $— $— $10,007
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:
b
Management Investment Companies ......... 833,000 — — 833,000
Municipal Bonds ......................... — 2,092,940 — 2,092,940
Total Investments in Securities ........... $833,000 $2,092,940 $— $2,925,940
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
b
Corporate Bonds ........................ — 18,686,726 — 18,686,726
Escrows and Litigation Trusts ............... — 95,598 — 95,598
Short Term Investments ................... 686,333 — — 686,333
Total Investments in Securities ........... $686,333 $18,782,324 $— $19,468,657
13. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
14. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
15. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
a
Includes foreign securities valued at $232,965, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
FRN Floating Rate Note
GO General Obligation
13. Fair Value Measurements
(continued)

Franklin Strategic Series
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Strategic Series and Shareholders of Franklin Templeton SMACS: Series CH, Franklin
Templeton SMACS: Series E, Franklin Templeton SMACS: Series H and Franklin Templeton SMACS: Series I
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Templeton SMACS: Series CH, Franklin Templeton SMACS: Series E, Franklin Templeton SMACS: Series H and Franklin
Templeton SMACS: Series I (four of the funds constituting Franklin Strategic Series, hereafter collectively referred to as the
"Funds") as of August 31, 2022, the related statements of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August
31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
October 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Strategic Series
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2022:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to:
Franklin
Templeton
SMACS: Series CH
Franklin
Templeton
SMACS: Series E
Franklin
Templeton
SMACS: Series H
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) — $270,040 —
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) — $92,018 —
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) — $183,878 —
Exempt-Interest Dividends Distributed §852(b)(5)(A) $119,277 — $102,738
Pursuant to:
Franklin
Templeton
SMACS: Series I
Section 163(j) Interest Dividends Earned §163(j) $546,382
Interest Earned from Federal
Obligations Note (1) $476

Franklin Strategic Series
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton\Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1991 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 100 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Strategic Series

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1998 and Lead
Independent
Trustee since 2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously (2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017- 2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Strategic Series

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 100 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Chairman of the
Board since
2013 and Trustee
since 1991
120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President
and Co-
Secretary
Vice President
since 2009 and
Co-Secretary since
2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc. and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton\Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007- 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit
Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and
Co-Secretary
Vice President
since 2011
and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

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Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN STRATEGIC SERIES
Franklin Templeton SMACS: Series CH
Franklin Templeton SMACS: Series E
Franklin Templeton SMACS: Series H
Franklin Templeton SMACS: Series I
(each a Fund)
At an in-person meeting held on April 12, 2022 (Meeting),
the Board of Trustees (Board) of Franklin Strategic Series
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of each Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Funds. The Board acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund

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Annual Report
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance
results of each Fund for the one-year period ended January
31, 2022. The Board noted that each Fund commenced
operations on June 3, 2019. The Board considered the
performance returns for each Fund in comparison to the
performance returns of mutual funds deemed comparable
to the Fund included in a universe (Performance
Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment
company data. The Board received a description of the
methodology used by Broadridge to select the mutual
funds included in a Performance Universe. The Board
also reviewed and considered Fund performance reports
provided and discussions that occurred with portfolio
managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Templeton SMACS: Series CH, Franklin Templeton
SMACS: Series E and Franklin Templeton SMACS:
Series I – The Performance Universe for the Franklin
Templeton SMACS: Series CH included the Fund and all
retail and institutional California municipal debt funds. The
Performance Universe for the Franklin Templeton SMACS:
Series E included the Fund and all retail and institutional
equity income funds. The Performance Universe for the
Franklin Templeton SMACS: Series I included the Fund
and all retail and institutional short high yield funds. The
Board noted that each Fund’s annualized income return and
annualized total return for the one-year period were above
the medians and in the first quintile (best) of its respective
Performance Universe. The Board concluded that each
Fund’s performance was satisfactory.
Franklin Templeton SMACS: Series H – The Performance
Universe for the Fund included the Fund and all retail
and institutional high yield funds. The Board noted that
the Fund’s annualized income return and annualized total
return for the one-year period were below the medians of
its Performance Universe. The Board further noted that the
Fund commenced operations on June 3, 2019 and was
100% owned by Franklin Resources, Inc. or an affiliate. The
Board also noted that the Fund’s annualized income return
and annualized total return for the one-year period were
3.01% and 1.81%, respectively. Based on the foregoing,
the Board concluded that the Fund’s performance was
acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board considered the actual total
expense ratio and, separately, the actual management fee
rate (Management Rate), of each Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual or semi-annual report, which reflects
historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges, and the actual total expense ratio,
for comparative consistency, was shown for (i) Class A1,
Class S, Class Z and Investor Class shares for the funds in
the Franklin Templeton SMACS: Series CH Expense Group;
(ii) Class II, Investor Class and Retail Class shares for the funds in the Franklin Templeton SMACS: Series E Expense
Group; (iii) Class H, Class I, Investor Class, Open Class and
Retail Class shares for the funds in the Franklin Templeton
SMACS: Series H Expense Group; and (iv) Class I, Investor
Class, Open Class and Retail Class shares for the funds in
the Franklin Templeton SMACS: Series I Expense Group.
The Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Franklin Templeton SMACS:
Series CH included the Fund and nine other California
municipal debt funds. The Expense Group for the Franklin
Templeton SMACS: Series E included the Fund and 13 other
equity income funds. The Expense Group for the Franklin
Templeton SMACS: Series H included the Fund and 10

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Annual Report
other high yield funds. The Expense Group for the Franklin
Templeton SMACS: Series I included the Fund, two other
short high yield funds, and 10 high yield funds. The Board
noted that the Management Rates and the actual total
expense ratios for the Funds were below the medians and in
the first quintile (least expensive) of their respective Expense
Groups. The Board also noted that the Manager provides
general investment management and administrative services
to each Fund for a zero management fee. The Board further
noted that the Manager assumes certain expenses incurred
by each Fund (including acquired fund fees and expenses,
but excluding certain non-routine expenses, such as those
relating to litigation, indemnification, reorganizations and liquidations) so that total annual fund operating expenses do not exceed 0.00%. The Board concluded that each Fund’s
zero contractual management fee is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. In connection with this review, the Board
noted that because each Fund pays a zero management
fee, the consideration of possible economies of scale in the future was not relevant.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP for the Franklin Templeton
and Legg Mason Funds is designed to assess and manage
each Fund’s liquidity risk, which is defined as the risk
that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net

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Annual Report
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)

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Shareholder Information

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Annual Report
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FSS3 A 10/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Strategic Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(
(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $121,897 for the fiscal year ended August 31, 2022 and $120,816 for the fiscal year ended August 31, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended August 31, 2022 and $7 for the fiscal year ended August 31, 2021. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $251,126 for the fiscal year ended August 31, 2022 and $37,812 for the fiscal year ended August 31, 2021. The services for which these fees were paid included benchmarking services in connection with the ICI TA survey, professional fees in connection with determining the feasibility of a U.S. direct lending structure,  assets under management certification, professional fees in connection with SOC 1 reports, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with license for accounting and business knowledge platform Viewpoint, and fees in connection with license for employee development tool ProEdge.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $251,126 for the fiscal year ended August 31, 2022 and $37,819 for the fiscal year ended August 31, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments.                N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.         N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
  Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 28, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  October 28, 2022